Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Liabilities:
Deposits received at banks		¥ 159,505	¥ 71,156
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	3,821,000	3,316,000
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	3,821,000	3,316,000
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	27,000	23,000
Total Liabilities	[1]	27,000	23,000
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	409,000	321,000
Deposits with stock exchanges and other segregated cash	[1]	291,000	427,000
Loans receivable	[1],[2]	2,855,000	2,461,000
Securities purchased under agreements to resell	[1]	13,817,000	11,863,000
Securities borrowed	[1]	4,283,000	4,994,000
Total Assets	[1]	21,655,000	20,066,000
Liabilities:
Short-term borrowings	[1]	978,000	993,000
Deposits received at banks	[1]	2,121,000	1,752,000
Securities sold under agreements to repurchase	[1]	14,218,000	12,575,000
Securities loaned	[1]	1,557,000	1,568,000
Other secured borrowings	[1]	334,000	396,000
Long-term borrowings	[1]	9,795,000	8,688,000
Total Liabilities	[1]	29,003,000	25,972,000
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	1,154,000	1,054,000
Securities purchased under agreements to resell	[1]	17,000	16,000
Securities borrowed	[1]
Total Assets	[1]	1,171,000	1,070,000
Liabilities:
Short-term borrowings	[1]	31,000	57,000
Deposits received at banks	[1]	17,000	9,000
Securities sold under agreements to repurchase	[1]		0
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	528,000	525,000
Total Liabilities	[1]	576,000	591,000
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	3,821,000	3,316,000
Time deposits	[1]	409,000	321,000
Deposits with stock exchanges and other segregated cash	[1]	291,000	427,000
Loans receivable	[1],[2]	4,010,000	3,515,000
Securities purchased under agreements to resell	[1]	13,834,000	11,879,000
Securities borrowed	[1]	4,283,000	4,997,000
Total Assets	[1]	26,648,000	24,455,000
Liabilities:
Short-term borrowings	[1]	1,009,000	1,050,000
Deposits received at banks	[1]	2,138,000	1,761,000
Securities sold under agreements to repurchase	[1]	14,218,000	12,575,000
Securities loaned	[1]	1,557,000	1,567,000
Other secured borrowings	[1]	334,000	396,000
Long-term borrowings	[1]	10,399,000	9,258,000
Total Liabilities	[1]	29,655,000	26,607,000
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	3,821,000	3,316,000
Time deposits	[1]	409,000	321,000
Deposits with stock exchanges and other segregated cash	[1]	291,000	427,000
Loans receivable	[1],[2]	4,009,000	3,515,000
Securities purchased under agreements to resell	[1]	13,834,000	11,879,000
Securities borrowed	[1]	4,283,000	4,994,000
Total Assets	[1]	26,647,000	24,452,000
Liabilities:
Short-term borrowings	[1]	1,009,000	1,050,000
Deposits received at banks	[1]	2,138,000	1,761,000
Securities sold under agreements to repurchase	[1]	14,218,000	12,575,000
Securities loaned	[1]	1,557,000	1,568,000
Other secured borrowings	[1]	334,000	396,000
Long-term borrowings	[1]	10,350,000	9,236,000
Total Liabilities	[1]	¥ 29,606,000	¥ 26,586,000

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.